Income taxes (Tables)	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of income tax expense
Income tax expense consisted of the following:

	For the years ended March 31,
	2018	2017	2016
Current income tax expense	(9,913)	(11,260)	(12,670)
Deferred tax benefit	4,140	3,395	562
Total income tax expense	(5,773)	(7,865)	(12,108)

Schedule of reconciliation between the income tax expenses reported in the accompanying consolidated financial statements and income before taxes applicable to the Group's income
The reconciliation between the income tax expenses reported in the accompanying consolidated financial statements and income before taxes applicable to the Group's income is provided below:

	Years ended March 31,
	2018	2017	2016
Computed expected tax at different tax rates of subsidiaries	(9,976)	(10,596)	(10,533)
Tax effect of non-deductible expenses and non-taxable income at applicable tax rates	444	336	(446)
Accrued tax claims	62	(70)	(353)
Excess tax benefit on SOP	446	1,411	—
Exchange difference	207	484	(102)
Tax loss carryforwards	1,110	(85)	(674)
Change in tax rate	1,771	—	—
Benefit from a change in tax position	163	655	—
	(5,773)	(7,865)	(12,108)

Schedule of major components of the Group's deferred tax assets and liabilities
The following table summarizes major components of the Group's deferred tax assets and liabilities:

	For the years ended March 31,
	2018	2017
Deferred tax assets
Accrued operating expenses	$4,313	$2,377
Net operating loss / Tax loss carryforwards	4,235	4,642
Intangible assets and goodwill	2,900	3,647
Accrued expense for stock-based compensation	549	781
Deferred revenue	295	111
Other	473	389
Total deferred tax assets	$12,765	$11,947
Valuation allowance	(1,443)	(1,724)
Total deferred tax assets after valuation allowance	$11,322	$10,223
Deferred tax liabilities
Accounts receivable and revenue accruals	(2,516)	(766)
Inventory and deferred cost of revenue	(769)	(523)
Property and equipment	(2,294)	(2,116)
Intangible assets and goodwill	(12,224)	(20,302)
Total deferred tax liabilities	$(17,803)	$(23,707)
Net deferred tax asset, non-current	4,349	3,423
Net deferred tax liability, non-current	(10,830)	(16,907)
Net deferred tax liabilities	$(6,481)	$(13,484)

Schedule of income before income tax expense by geographic locations
Income before income tax is attributed to the geographic locations as follows:

	For the years ended March 31,
	2018	2017	2016
Domestic	$(9,506)	$(3,248)	$(9,996)
Foreign	72,292	73,751	92,355
Total income before tax expense	$62,786	$70,503	$82,359

Schedule of aggregate changes in the balance of unrecognized tax benefits
The aggregate changes in the balance of unrecognized tax benefits were as follows:

	For the years ended March 31, 2018	For the years ended March 31, 2017
Balance, beginning of the year	$408	$353
Settlements	(53)	—
Decreases related to prior year tax positions	(62)	—
Increases related to prior year tax positions	—	55
Balance, end of the year	$293	$408